Annual Total Returns - Prospectus Summary - BNY Mellon Balanced Opportunity Fund	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
A
Prospectus [Line Items]
Annual Return [Percent]	12.93%	12.12%	17.35%	(15.93%)	14.64%	10.31%	20.04%	(4.23%)	11.53%	10.00%
J
Prospectus [Line Items]
Annual Return [Percent]	13.26%	12.40%	17.59%	(15.69%)	14.92%	10.60%	20.34%	(3.97%)	11.80%	10.24%